UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114

Name of Registrant: Vanguard Montgomery Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1: Schedule of Investments

Vanguard Market Neutral Fund

Schedule of Investments
September 30, 2014

		Market Value
	Shares	($000)
Common Stocks - Long Positions (95.1%)
Consumer Discretionary (14.7%)
Best Buy Co. Inc.	43,200	1,451
Skechers U.S.A. Inc. Class A	26,800	1,429
Expedia Inc.	16,200	1,419
Murphy USA Inc.	26,100	1,385
Barnes & Noble Inc.	69,900	1,380
Marriott Vacations Worldwide Corp.	21,700	1,376
Cablevision Systems Corp. Class A	77,700	1,360
Vince Holding Corp.	44,700	1,353
Marriott International Inc. Class A	19,000	1,328
Netflix Inc.	2,900	1,308
Hanesbrands Inc.	12,100	1,300
Jack in the Box Inc.	18,900	1,289
Home Depot Inc.	13,900	1,275
Visteon Corp.	12,200	1,186
Brown Shoe Co. Inc.	43,600	1,183
O'Reilly Automotive Inc.	7,800	1,173
Live Nation Entertainment Inc.	48,300	1,160
Domino's Pizza Inc.	15,050	1,158
Starz	34,700	1,148
Macy's Inc.	19,500	1,135
GameStop Corp. Class A	27,200	1,121
DeVry Education Group Inc.	25,900	1,109
Brinker International Inc.	21,300	1,082
Outerwall Inc.	18,950	1,063
Columbia Sportswear Co.	28,200	1,009
Whirlpool Corp.	6,800	990
PetSmart Inc.	13,100	918
Wynn Resorts Ltd.	4,700	879
Cracker Barrel Old Country Store Inc.	8,300	856
Gap Inc.	18,900	788
Staples Inc.	63,600	770
Buckle Inc.	16,800	763
Tupperware Brands Corp.	10,700	739
Dillard's Inc. Class A	6,670	727
Dana Holding Corp.	37,480	718
TJX Cos. Inc.	11,100	657
Federal-Mogul Holdings Corp.	37,800	562
NVR Inc.	400	452
Royal Caribbean Cruises Ltd.	4,600	310
AMC Entertainment Holdings Inc.	9,800	225
		41,534
Consumer Staples (5.2%)

Cal-Maine Foods Inc.	16,300	1,456
Sanderson Farms Inc.	15,600	1,372
Pilgrim's Pride Corp.	44,100	1,348
Keurig Green Mountain Inc.	10,100	1,314
Tyson Foods Inc. Class A	32,700	1,287
Andersons Inc.	20,450	1,286
Kroger Co.	24,100	1,253
Dr Pepper Snapple Group Inc.	18,900	1,216
Kimberly-Clark Corp.	10,000	1,076
Herbalife Ltd.	19,600	858
Rite Aid Corp.	145,900	706
Archer-Daniels-Midland Co.	11,100	567
WhiteWave Foods Co. Class A	11,972	435
Harbinger Group Inc.	29,200	383
Sprouts Farmers Market Inc.	11,300	328
		14,885
Energy (5.7%)
Green Plains Inc.	37,300	1,395
Nabors Industries Ltd.	60,900	1,386
Kosmos Energy Ltd.	127,300	1,268
SM Energy Co.	15,800	1,232
Basic Energy Services Inc.	56,300	1,221
Valero Energy Corp.	24,700	1,143
ConocoPhillips	14,600	1,117
Helmerich & Payne Inc.	10,600	1,037
Exterran Holdings Inc.	23,300	1,032
Matador Resources Co.	39,400	1,019
Comstock Resources Inc.	51,900	966
Clayton Williams Energy Inc.	9,600	926
Chesapeake Energy Corp.	40,000	920
Hess Corp.	8,500	802
RPC Inc.	32,500	714
Seventy Seven Energy Inc.	2,857	68
		16,246
Financials (15.3%)
Santander Consumer USA Holdings Inc.	79,700	1,419
Voya Financial Inc.	36,000	1,408
CIT Group Inc.	30,500	1,402
International Bancshares Corp.	56,200	1,386
Greenlight Capital Re Ltd. Class A	42,600	1,381
AmTrust Financial Services Inc.	34,600	1,378
KeyCorp	101,200	1,349
Radian Group Inc.	93,100	1,328
PrivateBancorp Inc.	43,800	1,310
Nelnet Inc. Class A	29,600	1,275
PartnerRe Ltd.	11,600	1,275
Aspen Insurance Holdings Ltd.	29,800	1,275
Talmer Bancorp Inc. Class A	88,300	1,221
Wells Fargo & Co.	23,200	1,203
Allied World Assurance Co. Holdings AG	32,000	1,179

Montpelier Re Holdings Ltd.	37,600	1,169
Everest Re Group Ltd.	7,100	1,150
Ameriprise Financial Inc.	9,300	1,147
Lincoln National Corp.	21,100	1,131
RenaissanceRe Holdings Ltd.	11,200	1,120
Fidelity & Guaranty Life	52,400	1,119
Unum Group	31,400	1,079
Western Alliance Bancorp	43,800	1,047
KCG Holdings Inc. Class A	102,800	1,041
Capital One Financial Corp.	12,300	1,004
Lazard Ltd. Class A	18,700	948
Travelers Cos. Inc.	9,900	930
Comerica Inc.	17,500	873
Huntington Bancshares Inc.	87,400	850
Credit Acceptance Corp.	6,684	843
Assurant Inc.	13,000	836
Washington Federal Inc.	40,600	827
Regions Financial Corp.	81,700	820
Torchmark Corp.	15,150	793
Astoria Financial Corp.	61,300	759
World Acceptance Corp.	10,650	719
Reinsurance Group of America Inc. Class A	8,200	657
Boston Private Financial Holdings Inc.	38,800	481
Beneficial Mutual Bancorp Inc.	37,000	473
Cathay General Bancorp	17,000	422
Goldman Sachs Group Inc.	2,200	404
American Express Co.	3,900	341
FBL Financial Group Inc. Class A	5,700	255
MGIC Investment Corp.	29,600	231
		43,258
Health Care (9.9%)
Premier Inc. Class A	43,600	1,433
Centene Corp.	16,800	1,390
Health Net Inc.	29,900	1,379
Edwards Lifesciences Corp.	13,400	1,369
PAREXEL International Corp.	21,400	1,350
Quintiles Transnational Holdings Inc.	24,100	1,344
Charles River Laboratories International Inc.	22,100	1,320
WellPoint Inc.	11,000	1,316
Omnicare Inc.	19,000	1,183
AbbVie Inc.	20,000	1,155
Gilead Sciences Inc.	10,700	1,139
HCA Holdings Inc.	15,355	1,083
Eli Lilly & Co.	15,400	999
Chemed Corp.	9,600	988
Endo International plc	13,500	923
Mylan Inc.	19,100	869
Kindred Healthcare Inc.	44,400	861
Select Medical Holdings Corp.	71,200	857
Globus Medical Inc.	40,100	789

Boston Scientific Corp.	64,800	765
CorVel Corp.	22,300	759
Covance Inc.	9,300	732
CareFusion Corp.	15,800	715
Bruker Corp.	34,900	646
MedAssets Inc.	31,100	644
VCA Inc.	14,800	582
Surgical Care Affiliates Inc.	18,600	497
Myriad Genetics Inc.	9,600	370
West Pharmaceutical Services Inc.	7,400	331
CR Bard Inc.	1,600	228
		28,016
Industrials (15.7%)
Greenbrier Cos. Inc.	19,400	1,424
JetBlue Airways Corp.	131,800	1,400
United Rentals Inc.	12,500	1,389
Huntington Ingalls Industries Inc.	13,283	1,384
Spirit AeroSystems Holdings Inc. Class A	35,700	1,359
Southwest Airlines Co.	40,000	1,351
Trinity Industries Inc.	28,840	1,347
Pitney Bowes Inc.	53,400	1,334
West Corp.	44,900	1,323
Meritor Inc.	120,000	1,302
H&E Equipment Services Inc.	31,700	1,277
Lockheed Martin Corp.	6,700	1,225
Northrop Grumman Corp.	9,230	1,216
Masco Corp.	49,000	1,172
Deluxe Corp.	20,200	1,114
Avis Budget Group Inc.	20,100	1,103
TriNet Group Inc.	42,500	1,094
Alaska Air Group Inc.	24,820	1,081
AAON Inc.	63,300	1,077
AMERCO	4,100	1,074
SPX Corp.	11,300	1,061
Korn/Ferry International	41,700	1,038
Illinois Tool Works Inc.	12,100	1,022
Delta Air Lines Inc.	28,100	1,016
Manpowergroup Inc.	14,300	1,002
CIRCOR International Inc.	14,800	997
Steelcase Inc. Class A	60,800	984
Raytheon Co.	9,100	925
Hyster-Yale Materials Handling Inc.	12,500	895
Spirit Airlines Inc.	12,800	885
Copa Holdings SA Class A	8,200	880
ArcBest Corp.	22,800	850
Cintas Corp.	11,800	833
Harsco Corp.	37,600	805
Lennox International Inc.	10,020	770
UniFirst Corp.	7,800	753
AECOM Technology Corp.	21,700	732

Boeing Co.	5,000	637
ITT Corp.	13,700	616
AAR Corp.	21,800	526
Union Pacific Corp.	4,300	466
American Airlines Group Inc.	12,000	426
Robert Half International Inc.	8,300	407
Manitowoc Co. Inc.	12,900	303
Terex Corp.	8,900	283
Allegion plc	4,033	192
		44,350
Information Technology (16.9%)
Manhattan Associates Inc.	44,900	1,501
Super Micro Computer Inc.	47,700	1,403
Booz Allen Hamilton Holding Corp. Class A	59,100	1,383
Blackhawk Network Holdings Inc.	42,300	1,371
CDW Corp.	44,100	1,369
RF Micro Devices Inc.	118,300	1,365
Heartland Payment Systems Inc.	28,500	1,360
Electronic Arts Inc.	37,900	1,350
Aspen Technology Inc.	35,300	1,332
ARRIS Group Inc.	46,600	1,321
Take-Two Interactive Software Inc.	56,900	1,313
OmniVision Technologies Inc.	49,600	1,312
Amkor Technology Inc.	155,700	1,309
Computer Sciences Corp.	21,300	1,302
Western Digital Corp.	13,150	1,280
Freescale Semiconductor Ltd.	61,310	1,197
Gartner Inc.	15,900	1,168
iGATE Corp.	31,500	1,157
AVG Technologies NV	69,100	1,146
Broadridge Financial Solutions Inc.	26,800	1,116
TeleTech Holdings Inc.	42,400	1,042
Lexmark International Inc. Class A	24,500	1,041
SYNNEX Corp.	16,006	1,034
DST Systems Inc.	11,900	999
Anixter International Inc.	11,400	967
Advanced Micro Devices Inc.	278,930	951
PTC Inc.	25,500	941
Rambus Inc.	75,300	940
Brocade Communications Systems Inc.	86,100	936
Tech Data Corp.	15,700	924
MAXIMUS Inc.	22,500	903
Ciena Corp.	53,700	898
Benchmark Electronics Inc.	40,400	897
CommScope Holding Co. Inc.	35,100	839
Alliance Data Systems Corp.	3,300	819
Jack Henry & Associates Inc.	13,900	774
Science Applications International Corp.	16,700	739
Avnet Inc.	17,600	730
Callidus Software Inc.	54,800	659

Micron Technology Inc.	19,100	654
Facebook Inc. Class A	7,700	609
ON Semiconductor Corp.	60,500	541
Cypress Semiconductor Corp.	52,000	514
Symantec Corp.	21,100	496
Cirrus Logic Inc.	23,700	494
Ubiquiti Networks Inc.	11,500	432
Ingram Micro Inc.	14,700	379
Genpact Ltd.	13,100	214
Marvell Technology Group Ltd.	15,200	205
Accenture plc Class A	2,500	203
		47,829
Materials (6.9%)
Century Aluminum Co.	59,000	1,532
Ball Corp.	22,200	1,405
NewMarket Corp.	3,600	1,372
CF Industries Holdings Inc.	4,700	1,312
Stillwater Mining Co.	86,900	1,306
LyondellBasell Industries NV Class A	11,900	1,293
Westlake Chemical Corp.	14,560	1,261
PPG Industries Inc.	5,951	1,171
Berry Plastics Group Inc.	43,800	1,105
Cytec Industries Inc.	23,000	1,088
Graphic Packaging Holding Co.	81,200	1,009
Ferro Corp.	67,900	984
Sealed Air Corp.	27,300	952
Scotts Miracle-Gro Co. Class A	16,800	924
Avery Dennison Corp.	17,600	786
United States Steel Corp.	16,900	662
Sherwin-Williams Co.	2,300	504
Olin Corp.	16,600	419
Owens-Illinois Inc.	13,700	357
		19,442
Telecommunication Services (0.7%)
Level 3 Communications Inc.	27,800	1,271
Verizon Communications Inc.	9,300	465
Atlantic Tele-Network Inc.	4,800	259
		1,995
Utilities (4.1%)
Avista Corp.	45,800	1,398
Portland General Electric Co.	41,600	1,336
Entergy Corp.	16,500	1,276
Edison International	21,400	1,197
Vectren Corp.	29,800	1,189
New Jersey Resources Corp.	21,400	1,081
Ameren Corp.	27,700	1,062
Pinnacle West Capital Corp.	15,900	869
Empire District Electric Co.	30,700	741
UGI Corp.	19,800	675
Otter Tail Corp.	22,500	600

Great Plains Energy Inc.		8,300	200
			11,624
Total Common Stocks - Long Positions
(Cost $227,401)			269,179
Common Stocks Sold Short (-94.9%)
	Consumer Discretionary (-14.6%)
*	DreamWorks Animation SKG Inc. Class A	(54,900)	(1,497)
	American Eagle Outfitters Inc.	(101,300)	(1,471)
	Darden Restaurants Inc.	(28,300)	(1,456)
	Rent-A-Center Inc.	(47,400)	(1,439)
*	Amazon.com Inc.	(4,400)	(1,419)
*	Groupon Inc. Class A	(210,000)	(1,403)
*	Houghton Mifflin Harcourt Co.	(72,100)	(1,402)
	Churchill Downs Inc.	(14,200)	(1,385)
*	Liberty TripAdvisor Holdings Inc. Class A	(40,600)	(1,376)
	DR Horton Inc.	(66,200)	(1,358)
	Coach Inc.	(37,300)	(1,328)
*	AMC Networks Inc. Class A	(22,600)	(1,320)
	Aaron's Inc.	(53,800)	(1,308)
*	Shutterfly Inc.	(26,800)	(1,306)
	Starbucks Corp.	(16,800)	(1,268)
	Ryland Group Inc.	(36,400)	(1,210)
*	HomeAway Inc.	(33,500)	(1,189)
*	Select Comfort Corp.	(56,700)	(1,186)
*	Loral Space & Communications Inc.	(16,100)	(1,156)
*	Tempur Sealy International Inc.	(20,500)	(1,151)
*	Office Depot Inc.	(222,800)	(1,145)
	PVH Corp.	(9,100)	(1,102)
*	LKQ Corp.	(40,400)	(1,074)

*	Ascent Capital Group Inc. Class A

	(17,600)	(1,060)
General Motors Co.	(32,200)	(1,029)
* Panera Bread Co. Class A	(6,100)	(993)
Signet Jewelers Ltd.	(8,400)	(957)
* Vitamin Shoppe Inc.	(21,300)	(946)
* Toll Brothers Inc.	(26,200)	(816)
* Ulta Salon Cosmetics & Fragrance Inc.	(6,850)	(809)
Harley-Davidson Inc.	(13,600)	(792)
Brunswick Corp.	(17,700)	(746)
Yum! Brands Inc.	(7,400)	(533)
Dick's Sporting Goods Inc.	(11,800)	(518)
Gannett Co. Inc.	(11,500)	(341)
* Under Armour Inc. Class A	(4,400)	(304)
* Sally Beauty Holdings Inc.	(10,900)	(298)
* Discovery Communications Inc.	(7,000)	(261)
Scripps Networks Interactive Inc. Class A	(3,200)	(250)
* CarMax Inc.	(5,271)	(245)
* Liberty Media Corp.	(4,600)	(216)
* Liberty Media Corp. Class A	(2,300)	(109)
		(41,172)
Consumer Staples (-4.6%)
Nu Skin Enterprises Inc. Class A	(31,600)	(1,423)
* Darling Ingredients Inc.	(75,800)	(1,389)
* Post Holdings Inc.	(41,500)	(1,377)
* United Natural Foods Inc.	(17,500)	(1,075)
Sysco Corp.	(28,050)	(1,064)
Flowers Foods Inc.	(55,055)	(1,011)
Dean Foods Co.	(75,000)	(994)
B&G Foods Inc.

	(34,100)	(939)
Philip Morris International Inc.	(11,100)	(926)
Universal Corp.	(18,400)	(817)
* Elizabeth Arden Inc.	(42,700)	(715)
SpartanNash Co.	(35,100)	(683)
Coca-Cola Co.	(7,100)	(303)
Whole Foods Market Inc.	(5,100)	(194)
		(12,910)
Energy (-5.4%)
SemGroup Corp. Class A	(16,800)	(1,399)
* Cobalt International Energy Inc.	(99,800)	(1,357)
* Cheniere Energy Inc.	(16,100)	(1,288)
* Gulfport Energy Corp.	(24,000)	(1,282)
Rowan Cos. plc Class A	(50,000)	(1,266)
* PDC Energy Inc.	(25,000)	(1,257)
Williams Cos. Inc.	(22,500)	(1,245)
* Antero Resources Corp.	(19,900)	(1,092)
Peabody Energy Corp.	(83,400)	(1,033)
CONSOL Energy Inc.	(26,400)	(1,000)
Energen Corp.	(13,600)	(982)
Spectra Energy Corp.	(24,400)	(958)
* Rosetta Resources Inc.	(14,300)	(637)
* Concho Resources Inc.	(4,200)	(527)
		(15,323)
Financials (-15.7%)
* NorthStar Asset Management Group Inc.	(76,200)	(1,404)
FNF Group	(49,800)	(1,381)
Old National Bancorp	(106,300)	(1,379)
American Equity Investment Life Holding Co.	(60,000)	(1,373)

*	Markel Corp.	(2,150)	(1,368)
*	Texas Capital Bancshares Inc.	(23,700)	(1,367)
	Intercontinental Exchange Inc.	(7,000)	(1,365)
	PacWest Bancorp	(33,000)	(1,361)
	Cincinnati Financial Corp.	(28,800)	(1,355)
	Loews Corp.	(32,500)	(1,354)
	Investors Bancorp Inc.	(132,400)	(1,341)
*	PHH Corp.	(59,100)	(1,322)
*	WisdomTree Investments Inc.	(115,900)	(1,319)
	Umpqua Holdings Corp.	(79,700)	(1,313)
	Sterling Bancorp	(97,500)	(1,247)
	M&T Bank Corp.	(9,800)	(1,208)
	Prudential Financial Inc.	(13,700)	(1,205)
	CME Group Inc.	(14,500)	(1,159)
	Leucadia National Corp.	(48,600)	(1,159)
	Marsh & McLennan Cos. Inc.	(22,100)	(1,157)
	CNA Financial Corp.	(30,300)	(1,152)
	UMB Financial Corp.	(20,900)	(1,140)
	Hartford Financial Services Group Inc.	(30,500)	(1,136)
	Erie Indemnity Co. Class A	(14,500)	(1,099)
*	Alleghany Corp.	(2,600)	(1,087)
	Arthur J Gallagher & Co.	(23,400)	(1,061)
	Bank of the Ozarks Inc.	(33,400)	(1,053)
	Virtus Investment Partners Inc.	(6,000)	(1,042)
	Zions Bancorporation	(35,700)	(1,037)
	Charles Schwab Corp.	(34,800)	(1,023)
	BB&T Corp.	(26,500)	(986)
	BOK Financial Corp.	(14,100)	(937)

T. Rowe Price Group Inc.	(11,300)	(886)
FirstMerit Corp.	(48,100)	(847)
New York Community Bancorp Inc.	(44,600)	(708)
Cullen/Frost Bankers Inc.	(8,800)	(673)
MetLife Inc.	(12,500)	(672)
Synovus Financial Corp.	(20,442)	(483)
Raymond James Financial Inc.	(8,400)	(450)
Union Bankshares Corp.	(14,900)	(344)
City National Corp.	(3,900)	(295)
* FNFV Group	(11,498)	(158)
		(44,406)
Health Care (-9.3%)
* Alnylam Pharmaceuticals Inc.	(18,600)	(1,453)
* Clovis Oncology Inc.	(31,700)	(1,438)
Perrigo Co. plc	(9,300)	(1,397)
* Spectranetics Corp.	(51,700)	(1,374)
* Medidata Solutions Inc.	(30,800)	(1,364)
* BioMarin Pharmaceutical Inc.	(18,800)	(1,357)
* WellCare Health Plans Inc.	(22,400)	(1,352)
* Community Health Systems Inc.	(23,700)	(1,298)
* Tenet Healthcare Corp.	(21,600)	(1,283)
* Karyopharm Therapeutics Inc.	(35,600)	(1,244)
* IMS Health Holdings Inc.	(47,300)	(1,239)
* HMS Holdings Corp.	(53,600)	(1,010)
* Wright Medical Group Inc.	(32,800)	(994)
* Waters Corp.	(10,000)	(991)
* Synageva BioPharma Corp.	(14,200)	(977)
* Catamaran Corp.	(22,800)	(961)

Patterson Cos. Inc.	(21,800)	(903)
* Allscripts Healthcare Solutions Inc.	(65,500)	(879)
* Varian Medical Systems Inc.	(10,300)	(825)
Baxter International Inc.	(11,300)	(811)
* Pharmacyclics Inc.	(6,300)	(740)
* TESARO Inc.	(26,600)	(716)
* Volcano Corp.	(56,800)	(604)
DENTSPLY International Inc.	(11,700)	(533)
Owens & Minor Inc.	(12,900)	(422)
* Cepheid	(6,300)	(277)
		(26,442)
Industrials (-16.3%)
* Advisory Board Co.	(31,800)	(1,482)
Cubic Corp.	(31,200)	(1,460)
* Beacon Roofing Supply Inc.	(56,300)	(1,435)
* Wesco Aircraft Holdings Inc.	(80,400)	(1,399)
Babcock & Wilcox Co.	(50,300)	(1,393)
* Jacobs Engineering Group Inc.	(28,500)	(1,391)
* UTi Worldwide Inc.	(130,700)	(1,389)
Healthcare Services Group Inc.	(47,000)	(1,345)
Kennametal Inc.	(32,000)	(1,322)
Heartland Express Inc.	(54,900)	(1,315)
* Chart Industries Inc.	(21,400)	(1,308)
CH Robinson Worldwide Inc.	(18,000)	(1,194)
* DXP Enterprises Inc.	(16,200)	(1,194)
* WageWorks Inc.	(25,900)	(1,179)
Nielsen NV	(26,500)	(1,175)
* Stericycle Inc.	(9,400)	(1,096)

	JB Hunt Transport Services Inc.	(14,700)	(1,089)
*	Genesee & Wyoming Inc. Class A	(11,400)	(1,087)
	Triumph Group Inc.	(16,600)	(1,080)
*	EnPro Industries Inc.	(17,800)	(1,077)
	TransDigm Group Inc.	(5,800)	(1,069)
*	Scorpio Bulkers Inc.	(181,200)	(1,055)
*	Copart Inc.	(33,600)	(1,052)
	MSC Industrial Direct Co. Inc. Class A	(12,300)	(1,051)
	Forward Air Corp.	(22,800)	(1,022)
*	Roadrunner Transportation Systems Inc.	(44,100)	(1,005)
*	Clean Harbors Inc.	(18,200)	(981)
	Fastenal Co.	(21,700)	(974)
	Granite Construction Inc.	(30,500)	(970)
	AZZ Inc.	(22,800)	(952)
*	DigitalGlobe Inc.	(33,400)	(952)
	Precision Castparts Corp.	(3,900)	(924)
*	MRC Global Inc.	(39,000)	(909)
*	Nortek Inc.	(12,200)	(909)
*	WESCO International Inc.	(11,200)	(876)
*	Atlas Air Worldwide Holdings Inc.	(26,000)	(859)
	Raven Industries Inc.	(33,100)	(808)
	Eaton Corp. plc	(11,800)	(748)
	Cummins Inc.	(5,100)	(673)
*	FTI Consulting Inc.	(19,000)	(664)
	KBR Inc.	(31,200)	(587)
	Roper Industries Inc.	(3,000)	(439)
	Xylem Inc.	(12,100)	(429)
	MSA Safety Inc.	(7,642)	(378)

Waste Connections Inc.	(5,750)	(279)
WW Grainger Inc.	(900)	(226)
		(46,201)
Information Technology (-17.0%)
* ViaSat Inc.	(25,100)	(1,383)
Analog Devices Inc.	(27,800)	(1,376)
* ServiceNow Inc.	(23,400)	(1,375)
* CoStar Group Inc.	(8,800)	(1,369)
Altera Corp.	(38,200)	(1,367)
* Splunk Inc.	(24,500)	(1,356)
* Veeco Instruments Inc.	(38,500)	(1,346)
* Cornerstone OnDemand Inc.	(38,700)	(1,332)
* Twitter Inc.	(25,400)	(1,310)
* Palo Alto Networks Inc.	(13,200)	(1,295)
* LinkedIn Corp. Class A	(6,200)	(1,288)
EMC Corp.	(43,500)	(1,273)
* Dealertrack Technologies Inc.	(29,300)	(1,272)
* Equinix Inc.	(5,900)	(1,254)
* salesforce.com inc	(21,780)	(1,253)
Apple Inc.	(12,150)	(1,224)
* Fortinet Inc.	(46,400)	(1,172)
FEI Co.	(15,300)	(1,154)
Microchip Technology Inc.	(23,700)	(1,119)
Corning Inc.	(56,100)	(1,085)
* Cree Inc.	(25,200)	(1,032)
* SunEdison Inc.	(54,000)	(1,019)
* Citrix Systems Inc.	(14,000)	(999)
FLIR Systems Inc.	(31,400)	(984)

InterDigital Inc.	(24,500)	(976)
Solera Holdings Inc.	(16,300)	(919)
* Nuance Communications Inc.	(58,900)	(908)
* Rackspace Hosting Inc.	(27,300)	(889)
AVX Corp.	(66,700)	(886)
* Bottomline Technologies de Inc.	(32,100)	(886)
* Workday Inc. Class A	(10,700)	(883)
* Informatica Corp.	(25,500)	(873)
* Trimble Navigation Ltd.	(28,400)	(866)
* II-VI Inc.	(73,400)	(864)
MKS Instruments Inc.	(24,900)	(831)
Motorola Solutions Inc.	(13,000)	(823)
Avago Technologies Ltd. Class A	(9,400)	(818)
* Teradata Corp.	(19,400)	(813)
* Qlik Technologies Inc.	(28,600)	(773)
* SolarWinds Inc.	(18,100)	(761)
* Cognex Corp.	(17,600)	(709)
* FleetCor Technologies Inc.	(4,950)	(703)
* BroadSoft Inc.	(29,600)	(623)
Visa Inc. Class A	(2,900)	(619)
QUALCOMM Inc.	(8,000)	(598)
* Bankrate Inc.	(46,160)	(524)
Maxim Integrated Products Inc.	(15,300)	(463)
* RealPage Inc.	(17,800)	(276)
j2 Global Inc.	(5,400)	(266)
		(48,187)
Materials (-6.7%)
HB Fuller Co.	(34,900)	(1,386)

FMC Corp.	(24,200)	(1,384)
Balchem Corp.	(24,300)	(1,375)
* SunCoke Energy Inc.	(60,800)	(1,365)
* Louisiana-Pacific Corp.	(87,500)	(1,189)
Air Products & Chemicals Inc.	(8,650)	(1,126)
Southern Copper Corp.	(37,950)	(1,125)
* WR Grace & Co.	(12,200)	(1,109)
Innospec Inc.	(29,800)	(1,070)
Allegheny Technologies Inc.	(28,800)	(1,068)
Royal Gold Inc.	(16,350)	(1,062)
* Flotek Industries Inc.	(39,900)	(1,040)
Freeport-McMoRan Inc.	(31,200)	(1,019)
Praxair Inc.	(7,600)	(980)
Nucor Corp.	(17,300)	(939)
Mosaic Co.	(21,000)	(933)
* Coeur Mining Inc.	(135,900)	(674)
		(18,844)
Telecommunication Services (-1.0%)
* United States Cellular Corp.	(40,500)	(1,437)
* SBA Communications Corp. Class A	(12,310)	(1,365)
		(2,802)
Utilities (-4.3%)
NorthWestern Corp.	(30,700)	(1,393)
Dominion Resources Inc.	(20,000)	(1,382)
NRG Energy Inc.	(44,900)	(1,369)
ONE Gas Inc.	(39,600)	(1,356)
Pattern Energy Group Inc. Class A	(41,300)	(1,277)
Laclede Group Inc.	(22,700)	(1,053)
ALLETE Inc.

			(23,300)	(1,034)
		South Jersey Industries Inc.	(18,400)	(982)
		OGE Energy Corp.	(23,900)	(887)
		ITC Holdings Corp.	(22,200)	(791)
*		Dynegy Inc. Class A	(13,800)	(398)
		American Water Works Co. Inc.	(6,500)	(313)
				(12,235)
		Total Common Stocks Sold Short
		(Proceeds $259,661)		(268,522)
		Temporary Cash Investment (5.1%)
		Vanguard Market Liquidity Fund,
1		0.109%
		(Cost $14,459)	14,459,365	14,459
		Other Assets and Liabilities -Net
	†	(94.7%)		267,843
		Net Assets (100%)		282,959
* Non-income-producing security.
† Long security positions with a value of $155,069,000 and cash of
$268,017,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2014, 100% of the fund's investments were valued based on Level 1 inputs.

C. At September 30, 2014, the cost of long security positions for tax purposes was $241,860,000. Net unrealized appreciation of long security positions for tax purposes was $41,778,000, consisting of unrealized gains of $50,562,000 on securities that had risen in value since their purchase and $8,784,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $8,861,000 consisting of unrealized gains of $16,495,000 on securities that had fallen in value since their sale and $25,356,000 in unrealized losses on securities that had risen in value since their sale.

D. Short Sales: Short Sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014
VANGUARD MONTGOMERY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.